Loans Receivable, Net - Composition of Loan Portfolio by Type of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real estate loans:
Total loans, gross	$ 545,839	$ 552,406
Deferred loan cost, net of fees	(286)	(92)
Less allowance for loan losses	(6,289)	(8,682)
Total loans	539,264	543,632
Loans and Leases Receivable in Percentage	100.00%	100.00%
Real Estate Loans [Member]
Real estate loans:
Total loans, gross	457,247	477,198
Loans and Leases Receivable in Percentage	83.80%	86.40%
Consumer Loans [Member]
Real estate loans:
Total loans, gross	14,438	11,167
Loans and Leases Receivable in Percentage	2.60%	2.00%
Commercial Loans [Member]
Real estate loans:
Total loans, gross	74,154	64,041
Loans and Leases Receivable in Percentage	13.60%	11.60%
Total Other Loans [Member]
Real estate loans:
Total loans, gross	88,592	75,208
Loans and Leases Receivable in Percentage	16.20%	13.60%
One-to-Four Family Mortgages [Member]
Real estate loans:
Total loans, gross	150,551	155,252
One-to-Four Family Mortgages [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	150,551	155,252
Loans and Leases Receivable in Percentage	27.60%	28.10%
Second Mortgages (Closed End) [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	2,102	3,248
Loans and Leases Receivable in Percentage	0.40%	0.60%
Home Equity Line of Credit [Member]
Real estate loans:
Total loans, gross	34,238	34,103
Home Equity Line of Credit [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	34,238	34,103
Loans and Leases Receivable in Percentage	6.30%	6.20%
Multi-Family [Member]
Real estate loans:
Total loans, gross	25,991	29,736
Multi-Family [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	25,991	29,736
Loans and Leases Receivable in Percentage	4.80%	5.40%
Construction [Member]
Real estate loans:
Total loans, gross	24,241	10,618
Construction [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	24,241	10,618
Loans and Leases Receivable in Percentage	4.40%	1.90%
Land [Member]
Real estate loans:
Total loans, gross	26,654	34,681
Land [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	26,654	34,681
Loans and Leases Receivable in Percentage	4.90%	6.30%
Farmland [Member]
Real estate loans:
Total loans, gross	42,874	51,868
Farmland [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	42,874	51,868
Loans and Leases Receivable in Percentage	7.80%	9.40%
Non-Residential Real Estate [Member]
Real estate loans:
Total loans, gross	150,596	157,692
Non-Residential Real Estate [Member] | Real Estate Loans [Member]
Real estate loans:
Total loans, gross	$ 150,596	$ 157,692
Loans and Leases Receivable in Percentage	27.60%	28.50%